SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)
Intangible assets and goodwill
Goodwill, Impairment Loss	₽ 762	$ 9.7
Minimum
Intangible assets and goodwill
Estimated useful lives	1 year	1 year
Maximum
Intangible assets and goodwill
Estimated useful lives	15 years 10 months 24 days	15 years 10 months 24 days
Weighted average
Intangible assets and goodwill
Estimated useful lives	8 years 2 months 12 days	8 years 2 months 12 days
Content and software | Minimum
Intangible assets and goodwill
Estimated useful lives	1 year	1 year
Content and software | Maximum
Intangible assets and goodwill
Estimated useful lives	10 years	10 years
Customer relationships | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years	2 years
Customer relationships | Maximum
Intangible assets and goodwill
Estimated useful lives	15 years 10 months 24 days	15 years 10 months 24 days
Patents and licenses
Intangible assets and goodwill
Estimated useful lives	6 years 9 months 18 days	6 years 9 months 18 days
Non-compete agreements | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years	2 years
Non-compete agreements | Maximum
Intangible assets and goodwill
Estimated useful lives	5 years	5 years
Trade names and domain names | Minimum
Intangible assets and goodwill
Estimated useful lives	2 years	2 years
Trade names and domain names | Maximum
Intangible assets and goodwill
Estimated useful lives	10 years	10 years
Workforce
Intangible assets and goodwill
Estimated useful lives	4 years	4 years
Supplier Relationships
Intangible assets and goodwill
Estimated useful lives	1 year	1 year
Other technologies and licenses
Intangible assets and goodwill
Estimated useful lives	5 years	5 years
Food Party
Intangible assets and goodwill
Goodwill, Impairment Loss	₽ 762	$ 9.7